Goodwill (Tables)	12 Months Ended
Mar. 31, 2020
Intangible Assets [Abstract]
Schedule of changes in intangible assets and goodwill
Impairments are recognised in the income statement and are disclosed separately.

Total £m
Net book value at 1 April 2018	5,444
Exchange adjustments	425
Net book value at 31 March 2019	5,869
Additions	81
Exchange adjustments	283
Net book value at 31 March 2020	6,233